UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21147
Eaton Vance Insured California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund                                                                                                                                                                                                   as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.1%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 0.5%
$5,110	Foothill/Eastern, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/30	$1,604,489
		$1,604,489
General Obligations — 8.2%
5,000	California, 4.75%, 6/1/35	4,828,250
6,750	California, 5.25%, 4/1/30	6,936,435
3,250	California, 5.25%, 4/1/34	3,354,747
9,975	California, 5.50%, 11/1/33	10,602,627
		$25,722,059
Hospital — 9.2%
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	2,060,560
5,575	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,581,300
10,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	10,935,207
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	4,124,960
3,360	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	3,410,669
3,005	Washington Township Health Care District, 5.25%, 7/1/29	3,045,177
		$29,157,873
Insured - Electric Utilities — 3.0%
4,000	Sacramento, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28	4,064,080
5,380	Sacramento, Municipal Electric Utility District, (MBIA), 5.00%, 8/15/28	5,469,631
		$9,533,711
Insured - Escrowed/Prerefunded — 9.1%
7,250	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36 (1)	7,740,970
15,150	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33 (1)	16,175,958
1,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	1,067,720
7,540	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/21	3,784,401
		$28,769,049

Insured - General Obligations — 30.7%
$2,840	Azusa Unified School District, (FSA), 0.00%, 7/1/25	$1,111,092
3,290	Azusa Unified School District, (FSA), 0.00%, 7/1/27	1,154,198
6,030	Burbank Unified School District, (FGIC), 0.00%, 8/1/21	2,896,450
1,835	Buttonwillow Union School District, (Election of 2002), (AMBAC), 5.50%, 11/1/27	2,094,432
7,500	California, (AMBAC), 4.375%, 3/1/31	6,876,075
2,180	Ceres Unified School District, (FGIC), 0.00%, 8/1/25	849,372
3,000	Chino Valley Unified School District, (FSA), 5.00%, 8/1/26	3,072,660
1,600	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/33 (2)	377,856
11,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34 (2)	2,423,850
6,555	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/28	2,174,031
8,500	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/29	2,681,665
8,865	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/30	2,660,475
2,300	Huntington Beach City School District, (Election of 2004), (MBIA), 4.50%, 8/1/29	2,202,089
1,835	Huntington Beach City School District, (FGIC), 0.00%, 8/1/24	752,478
2,060	Huntington Beach City School District, (FGIC), 0.00%, 8/1/25	802,617
2,140	Huntington Beach City School District, (FGIC), 0.00%, 8/1/26	788,975
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/23	864,740
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/26	738,080
2,235	Kings Canyon Joint Unified School District, (FGIC), 0.00%, 8/1/25	870,801
10,000	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 1/1/27	10,312,800
3,225	Modesto High School District, Stanislaus County, (FGIC), 0.00%, 8/1/24	1,323,185
5,000	Riverside Unified School District, (FGIC), 5.00%, 2/1/27	5,105,200
6,135	Salinas Union High School District, (MBIA), 5.00%, 6/1/27	6,269,663
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/22	4,572,600
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/23	4,340,000
8,000	San Juan Unified School District, (FSA), 0.00%, 8/1/21	3,842,720
5,000	San Mateo County Community College District, (FGIC), 0.00%, 9/1/22	2,267,750
4,365	San Mateo County Community College District, (FGIC), 0.00%, 9/1/23	1,878,958
3,955	San Mateo County Community College District, (FGIC), 0.00%, 9/1/25	1,534,619
5,240	San Mateo Union High School District, (FGIC), 0.00%, 9/1/21	2,506,816
2,740	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	2,783,676
2,500	Santa Barbara High School District, (Election of 2000), (FSA), 4.50%, 8/1/25	2,441,975
5,915	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	5,477,172

$2,000	Santa Monica Community College District, (Election of 2002), (MBIA), 5.00%, 8/1/29	$2,047,600
3,825	Union Elementary School District, (FGIC), 0.00%, 9/1/24	1,562,092
3,000	Ventura County Community College District, (MBIA), 5.00%, 8/1/27	3,067,200
		$96,725,962
Insured - Hospital — 6.7%
20,860	California Health Facilities Financing Authority, (Sutter Health), (MBIA), 5.00%, 8/15/38	21,079,447
		$21,079,447
Insured - Lease Revenue/Certificates of Participation — 21.4%
2,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/30	601,120
5,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/35	1,153,400
8,545	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	2,699,280
30,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	30,232,200
12,265	California Public Works Board Lease Revenue, (California Community College), (FGIC), 4.00%, 10/1/30	10,699,986
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	1,018,360
15,000	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	15,197,100
5,850	Shasta Joint Powers Financing Authority, (County Administration Building), (MBIA), 5.00%, 4/1/29	5,951,790
		$67,553,236
Insured - Other Revenue — 7.0%
11,900	Golden Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	11,959,024
10,000	Golden Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/35	10,132,500
		$22,091,524
Insured - Private Education — 0.5%
1,560	California Educational Facilities Authority, (St. Mary’s College of California), (MBIA), 5.125%, 10/1/26	1,612,338
		$1,612,338
Insured - Public Education — 9.2%
1,000	California State University, (AMBAC), 5.125%, 11/1/26	1,029,890
12,965	University of California, (FGIC), 4.75%, 5/15/37	12,798,789
15,000	University of California, (FGIC), 5.125%, 9/1/30	15,340,350
		$29,169,029
Insured - Sewer Revenue — 5.9%
18,350	Livermore-Amador Valley Water Management Agency, (AMBAC), 5.00%, 8/1/31	18,599,927
		$18,599,927

Insured - Special Assessment Revenue — 7.4%
$1,800	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	$1,828,044
7,000	Pomona Public Financing Authority, (MBIA), 5.00%, 2/1/33	7,078,260
11,110	Santa Cruz County Redevelopment Agency Tax, (MBIA), 5.00%, 9/1/35	11,359,419
3,000	Tustin Unified School District, (FSA), 5.00%, 9/1/38	3,037,110
		$23,302,833
Insured - Special Tax Revenue — 8.1%
2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	916,075
13,630	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	13,825,590
3,500	San Francisco, Bay Area Rapid Transportation District, (AMBAC), 5.00%, 7/1/26	3,561,915
7,000	San Francisco, Bay Area Rapid Transportation District, (AMBAC), 5.125%, 7/1/36	7,145,320
		$25,448,900
Insured - Transportation — 8.6%
5,000	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	4,708,450
13,940	Sacramento County, Airport System, (FSA), 5.00%, 7/1/27	14,181,998
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	1,062,404
5,000	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	1,466,800
15,000	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	5,681,700
		$27,101,352
Insured - Utilities — 4.7%
14,750	Los Angeles Department of Water and Power, (MBIA), 5.125%, 7/1/41	14,996,325
		$14,996,325
Insured - Water and Sewer — 0.5%
1,570	San Francisco City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	1,476,083
		$1,476,083
Insured - Water Revenue — 14.7%
8,180	California Water Resource, (Central Valley), (FGIC), 5.00%, 12/1/29 (3)	8,334,766
1,250	Contra Costa Water District, (FSA), 4.50%, 10/1/27	1,217,363
5,500	Contra Costa Water District, (FSA), 4.50%, 10/1/31	5,232,590
2,000	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/26	2,034,780
9,000	Los Angeles Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	9,103,230
10,000	Metropolitan Water District, (FGIC), 5.00%, 10/1/36	10,184,900

$1,750	San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28	$1,750,105
9,355	San Francisco City and County Water Revenue, (FSA), 4.25%, 11/1/33	8,401,071
		$46,258,805
Lease Revenue/Certificates of Participation — 0.9%
2,570	Sacramento Financing Authority, 5.40%, 11/1/20	2,745,120
		$2,745,120

Water Revenue — 6.8%
21,180	Southern California Metropolitan Water District, 5.00%, 7/1/37	21,359,183
		$21,359,183
Total Tax-Exempt Investments — 163.1% (identified cost $504,635,293)		$514,307,245
Other Assets, Less Liabilities — (1.3)%		$(3,996,018)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.8)%		$(195,036,862)
Net Assets Applicable to Common Shares — 100.0%		$315,274,365

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 84.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 23.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/06	880 U.S. Treasury Bond	Short	$(94,028,851)	$(93,857,500)	$171,351

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$504,046,382
Gross unrealized appreciation	$12,466,484
Gross unrealized depreciation	(2,205,621)
Net unrealized appreciation	$10,260,863

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 24, 2006